IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025
100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 119	$ 230	$ 121
Increase (decrease) in EVE	(1,542)	(1,494)	(1,512)
100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(164)	(303)	(189)
Increase (decrease) in EVE	1,406	1,311	1,366
Canadian currency [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	72	159	84
Increase (decrease) in EVE	(1,088)	(1,076)	(1,055)
Canadian currency [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(114)	(228)	(148)
Increase (decrease) in EVE	962	908	903
Denominated in U.S. dollars [member] | 100 basis point increase in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	47	71	37
Increase (decrease) in EVE	(454)	(418)	(457)
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(50)	(75)	(41)
Increase (decrease) in EVE	$ 444	$ 403	$ 463